Income Taxes - Schedule of Net Decrease in Net Assets from Operations Taxable Income (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net increase (decrease) in net assets resulting from operations	$ (74)	$ 94,039
Net unrealized losses (gains) on investments and foreign currency transactions	310	(20,526)
Income not currently taxable	0	(277)
Expenses not currently deductible	0	3,868
Taxable income	$ 236	77,104
Dividend income from preferred equity		$ 277